CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 560.0	$ 841.6
Accounts receivables, net	146.7	150.9
Amount due from related party	6.9	6.4
Other current assets	119.5	110.6
Total current assets	833.1	1,109.5
Non-current assets:
Drilling units	4,840.8	5,005.6
Deferred tax assets	6.1	7.7
Other non-current assets	0.0	62.6
Total non-current assets	4,846.9	5,075.9
Total assets	5,680.0	6,185.4
Current liabilities:
Debt due within twelve months	301.4	162.9
Trade accounts payable and accruals	17.4	25.7
Current portion of deferred and contingent consideration to related party	31.5	37.5
Related party payable	79.5	126.3
Other current liabilities	103.5	80.2
Total current liabilities	533.3	432.6
Non-current liabilities:
Long-term debt	2,576.8	2,896.2
Deferred and contingent consideration to related party	0.0	21.5
Deferred tax liability	2.0	0.4
Other non-current liabilities	44.2	120.5
Total non-current liabilities	2,623.0	3,038.6
Commitments and contingencies (see Note 17)
Members' Capital:
Common unitholders (issued 7,527,830 units as at December 31, 2019 and December 31, 2018)	1,146.8	1,224.8
Subordinated unitholders (issued 1,654,335 units as at December 31, 2019 and December 31, 2018)	88.2	104.9
Total members' capital	1,235.0	1,329.7
Non-controlling interest	1,288.7	1,384.5
Total equity	2,523.7	2,714.2
Total liabilities and equity	$ 5,680.0	$ 6,185.4